DERIVATIVE INSTRUMENTS - BALANCE SHEET RELATED DISCLOSURES (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 13, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Jul. 31, 2020	May 30, 2018	May 15, 2018	May 11, 2018	Jan. 26, 2018	Jun. 30, 2015
Derivatives, Fair Value [Line Items]
Gain (loss) amortized in earning		$ 50
Asset Derivatives, current		23,310	$ 25,103
Asset Derivatives, noncurrent		3,349	7,426
Liability Derivatives, current		33,865	57,623
Liability Derivatives, noncurrent		13,352	18,821
Derivatives not designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Loss recognized in income on derivatives		(56,705)	7,412	$ 34,175
Asset Derivatives		26,659	32,529
Liability Derivatives		47,217	76,444
Cash Flow Hedges
Derivatives, Fair Value [Line Items]
Amounts reclassified from accumulated other comprehensive income, net of tax		108	0
Treasury lock
Derivatives, Fair Value [Line Items]
Benchmark interest rate										3.26%
Interest rate, stated percentage								4.01%
Loss recognized in income on derivatives	$ 2,600
Unsecured senior notes | Credit Agreement Due August 16, 2019 | Interest rate swap
Derivatives, Fair Value [Line Items]
Benchmark interest rate									2.84%
Debt issued									$ 100,000
Home Services and Other | Treasury lock
Derivatives, Fair Value [Line Items]
Loss recognized in income on derivatives		13,700
Home Services and Other | Debt Issued In September 2020
Derivatives, Fair Value [Line Items]
Debt issued		200,000
Home Services and Other | Debt Issued In July 2020
Derivatives, Fair Value [Line Items]
Debt issued					$ 260,000
Natural Gas Distribution | Derivatives not designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Loss recognized in income on derivatives		1,826	1,774	(11,543)
Natural Gas Distribution | Treasury lock
Derivatives, Fair Value [Line Items]
Loss recognized in income on derivatives		6,600
Natural Gas Distribution | Physical commodity contracts | Derivatives not designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Loss recognized in income on derivatives		(2,077)	(5,926)	(1,232)
Asset Derivatives, current		78	67
Liability Derivatives, current		76	245
Natural Gas Distribution | Financial commodity contracts | Derivatives not designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Loss recognized in income on derivatives		3,903	7,700	$ (1,844)
Asset Derivatives, current		71	382
Liability Derivatives, current		282	570
Natural Gas Distribution | Series LL
Derivatives, Fair Value [Line Items]
Debt issued							$ 125,000
Interest rate, stated percentage							5.60%
Natural Gas Distribution | Debt Issued In September 2020
Derivatives, Fair Value [Line Items]
Debt issued		75,000
Natural Gas Distribution | First Mortgage | Series VV
Derivatives, Fair Value [Line Items]
Debt issued						$ 125,000		$ 125,000
Energy Services | Physical commodity contracts | Derivatives not designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Asset Derivatives, current		6,454	6,847
Asset Derivatives, noncurrent		1,264	1,710
Liability Derivatives, current		20,438	27,540
Liability Derivatives, noncurrent		12,003	12,641
Energy Services | Financial commodity contracts | Derivatives not designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Asset Derivatives, current		16,671	17,806
Asset Derivatives, noncurrent		2,037	5,716
Liability Derivatives, current		12,965	29,057
Liability Derivatives, noncurrent		1,346	6,105
Energy Services | Foreign currency contracts | Derivatives not designated as hedging instruments:
Derivatives, Fair Value [Line Items]
Asset Derivatives, current		36	1
Asset Derivatives, noncurrent		48	0
Liability Derivatives, current		104	211
Liability Derivatives, noncurrent		$ 3	$ 75